PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of profit or loss and other comprehensive income (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Operating profit/ (loss)	₽ 745	₽ (2,814)	₽ (577)
Net finance income	85	(42)	(61)
Profit/ (loss) before income tax	767	(2,797)	(639)
Income tax expense	(287)	(60)	12
Profit/ (loss) for the year	480	(2,857)	(627)
Total comprehensive income/ (loss) for the year	480	(2,857)	(627)
Parent company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Loan interest income	3	1
Other operating income	47	5
Administration expenses	(260)	(458)	(2)
Net impairment profit / (loss) of financial and contract assets	12	(14)
Other operating expenses	(14)
Operating profit/ (loss)	(212)	(466)	(2)
Net finance income	269	55
Profit/ (loss) before income tax	57	(411)	(2)
Income tax expense	(2)
Profit/ (loss) for the year	55	(411)	(2)
Total comprehensive income/ (loss) for the year	₽ 55	₽ (411)	₽ (2)